Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(9)	(21)
Intangible assets, net	116	104

Schedule of amortization expense of intangible assets

Amortization
Expense
US$
2023	12
2024	12
2025	12
2026	12
2027 and thereafter	56
104